SEGMENT INFORMATION (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information
Mainland China	$ 23	¥ 162	¥ 122,023
Hong Kong	35,002	247,767	1,012
Total	$ 35,025	¥ 247,929	¥ 123,035